Investment Securities - Schedule of Amortized Cost and Estimated Fair Value of Securities Available for Sale and Held to Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Held to maturity, Due within one year	$ 0	$ 365	$ 200
Total available for sale, Amortized Cost	1,711,389	1,148,336	1,455,626
Held to maturity, Due after one year through five years		0	349
Total held to maturity	0	365	549
Available for sale, Due in one year or less at Amortized Cost	19,337	10,085	51,712
Available for sale, Due after one year through five years at Amortized Cost	403,194	305,317	314,966
Available for sale, Due after five years through ten years at Amortized Cost	85,262	10,735	87,652
Available for sale, Due after ten years at Amortized Cost	118,183	51,913	29,161
Held to maturity, Due in one year or less at Fair Value	0	364	200
Held to maturity, Due after one year through five years		0	346
Total held to maturity, at Fair Value	0	364	546
Available for sale securities, Due in one year or less at Fair Value	19,538	10,212	52,349
Available for sale securities, Due after one year through five years at Fair Value	407,426	309,064	322,604
Available for sale securities, Due after five years through ten years at Fair Value	84,966	10,665	87,838
Available for sale securities, Due after ten years at Fair Value	121,656	52,044	30,429
Total available for sale, Fair Value	1,724,702	1,145,771	1,474,414
U.S. Government agencies and sponsored enterprises mortgage-backed securities and asset-backed securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Total available for sale, Amortized Cost	1,019,073	679,956	972,135
Total available for sale, Fair Value	1,025,678	680,122	981,194
Preferred Stock [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Total available for sale, Amortized Cost	66,340	90,330	0
Total available for sale, Fair Value	$ 65,438	$ 83,664	$ 0